Material Accounting Policy Information	12 Months Ended
Dec. 31, 2024
List Of Accounting Policies [Abstract]
Material Accounting Policy Information	Material Accounting Policy Information
a)Cash and cash equivalents
Cash and cash equivalents include cash and unrestricted investments. Unrestricted investments are comprised of short-term bank deposits with a maturity of three months or less at inception.

b)Property and equipment
Property and equipment are recorded at cost less accumulated depreciation and any impairment losses. Cost includes the cost of replacing parts of property and equipment. All other repair and maintenance costs are recognized in the consolidated statements of income as incurred.
Depreciation is calculated over the assets' estimated useful lives on a straight-line basis as follows:

Engineering equipment	5 to 10 years	straight-line
Office equipment	5 to 10 years	straight-line
Leasehold improvements		straight-line over term of lease to a maximum of 15 years or the improvement’s economic life
Other	5 to 50 years	straight-line
The residual values, useful lives, and methods of depreciation of property and equipment are reviewed at each financial year-end and adjusted prospectively, if appropriate.

c)Intangible assets
Intangible assets acquired separately and internally developed software are measured on initial recognition at cost. Following initial recognition, finite life intangible assets are carried at cost less any accumulated amortization and any impairment losses and indefinite life intangible assets are carried at cost less any impairment loss.

The Company’s intangible assets with finite lives are amortized over their useful economic lives on a straight-line basis. Once an intangible asset is fully amortized, the gross carrying amount and related accumulated amortization are removed from the accounts.

The Company also incurs costs for third-party internet-based cloud computing services. These costs are expensed in administrative and marketing expenses over the period of the service agreement when the Company determines that it has not obtained control of the software.

Intangible assets acquired from business combinations
Intangible assets acquired in a business combination are measured at fair value as at the date of acquisition. The Company amortizes client relationships over 10 years and contract backlog over 1 to 3 years. The Company assigns value to acquired intangibles using the income approach, which involves quantifying the present value of net cash flows attributed to the subject asset. This involves estimating the revenues and earnings expected from the asset.

d)Leases
The Company assesses at contract inception whether a contract is a lease or contains a lease; that is, if the contract conveys the right to control the use of an identified asset for a time period in exchange for consideration.

At the commencement of a lease, the Company determines the lease term as the non-cancellable period of a lease, together with periods covered by an option to extend or an option to terminate if it is reasonably certain to exercise an extension option or to not exercise a termination option. Management considers all facts and circumstances that create an economic incentive to exercise an extension option or to not exercise a termination option. This judgment is based on factors such as contract rates compared to market rates, economic reasons, significance of leasehold improvements, termination and relocation costs, installation of specialized assets, residual value guarantees, and any sublease term. The Company reassesses this when a significant event or significant change in circumstances within the Company’s control has occurred.

The Company recognizes lease assets and lease liabilities for all leases, except for leases of low-value assets and short-term leases with a term of 12 months or less. The lease payments associated with those exempted leases are recognized in administrative and marketing expenses on a straight-line basis over the lease term.

The lease asset is recognized at the commencement date of the lease and initially measured at cost, which is comprised of the amount of the initial lease liability recognized less any incentives received from the lessor. Lease asset cost also includes any initial direct costs incurred, lease payments made before the commencement date, and estimated restoration costs. The lease asset is subsequently depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the lease asset or the end of the lease term. The lease asset is periodically adjusted for impairment losses or reversals, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is recognized at the commencement date of the lease and initially measured at the present value of lease payments to be made over the lease term. Lease payments generally include fixed payments less any lease incentives receivable. Also, the Company elected to not separate non-lease components from lease components and to account for the non-lease and lease components as a single lease component.

The lease liability is discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method. The lease liability is remeasured when the expected lease payments change as a result of a change in the lease term, a change in the assessment of an option to purchase the leased asset, changes in the future lease payments as a result of a change in an index or rate used to determine the lease payments, and changes in estimated payments for residual value guarantees.

e)Investments in joint arrangements and associates
Each joint arrangement of the Company is classified as either a joint operation or joint venture based on the rights and obligations arising from the contractual terms between the parties to the arrangement.

f)Provisions
General
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. When the Company expects some or all of a provision to be reimbursed—for example, under an insurance contract—and when the reimbursement is virtually certain, the reimbursement is recognized as a separate asset. Management regularly reviews the timing of the outflows of these provisions.

Provision for self-insured liabilities
The Company self-insures certain risks related to professional liability, automobile physical damages, and employment practices liability. The provision for self-insured liabilities includes estimates of the costs of reported claims (including potential claims that are probable of being asserted) and is based on assumptions made by management and actuarial estimates.

Provisions for claims
Provision for claims include an estimate for costs associated with legal claims not covered by its provisions for self-insured liabilities, including claims that are subject to exclusions under the Company’s commercial and captive insurance policies. Certain of these legal claims are from previous acquisitions and may be indemnified by the acquiree.

Contingent liabilities recognized in a business combination
A contingent liability recognized in a business combination is initially measured at its fair value. Subsequently, it is measured as discussed under “General”.

g)Foreign currency translation
The Company’s consolidated financial statements are presented in Canadian dollars, which is also the parent Company’s functional currency. Each entity in the Company determines its own functional currency, and items included in the financial statements of each entity are measured using that functional currency. The Company is mainly exposed to fluctuations in the US dollar (US), British pound sterling (£ or GBP), and Australian dollar (AU).

Transactions and balances
Transactions in foreign currencies (those different from an entity’s functional currency) are translated into the functional currency of an entity using the foreign exchange rate at the transaction date. Foreign exchange gains and losses resulting from the settlement or translation of monetary assets and liabilities not denominated in the functional currency of an entity at each period-end date are recognized in the consolidated statements of income. Foreign exchange gains and losses resulting from the translation of financial assets classified as fair value through other comprehensive income (FVOCI) are recognized in other comprehensive income.

Foreign operations
The Company’s foreign operations are translated into its reporting currency (Canadian dollar) for financial statement presentation purposes. Assets and liabilities are translated at the rate of exchange in effect at each period-end date and revenue and expense items are translated at the average rate of exchange for the month. The resulting unrealized exchange gains and losses are recognized in other comprehensive income.

h)Financial instruments
Initial recognition and subsequent measurement
Trade and other receivables and unbilled receivables that do not have a significant financing component are initially measured at the transaction price determined in accordance with IFRS 15. Financial assets (except trade and other receivables and unbilled receivables that do not have a significant financing component) are initially recognized at fair value plus directly attributable transaction costs, except for financial assets at fair value through profit and loss (FVPL) for which transaction costs are expensed. Regular way purchases or sales of financial assets are accounted for at trade dates.

Subsequent measurement of financial assets is at FVPL, amortized cost, or FVOCI. The classification is based on two criteria: the Company’s business approach for managing the financial assets and whether the instruments’ contractual cash flows represent “solely payments of principal and interest” on the principal amount outstanding (the SPPI criterion). The Company reclassifies financial assets only when its business approach for managing those assets changes.

Financial liabilities are initially recognized at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs. Subsequent measurement of financial liabilities is at amortized cost using the EIR method. The EIR method discounts estimated future cash payments or receipts through the expected life of a financial instrument, and thereby calculates the amortized cost and subsequently allocates the interest income or expense over the life of the instrument. Gains and losses are recognized in profit or loss when the liability is derecognized or modified, as well as through the EIR amortization process. For long-term debt, EIR amortization and realized gains and losses are recognized in net finance expense.

Fair value
For financial instruments not traded in active markets, fair values are determined using appropriate valuation techniques, which may include recent arm’s length market transactions, reference to the current fair value of another instrument that is substantially the same, and discounted cash flow analysis; however, other valuation models may be used. Fair values of cash and cash equivalents, trade and other receivables, unbilled receivables, and trade and other payables approximate their carrying amounts because of the short-term maturity of these instruments. The carrying amounts of the revolving credit facility, term loan facilities, and the multicurrency credit facility (collectively the credit facilities) approximate their fair values because the applicable interest rates are based on variable reference rates. The carrying amounts of other financial assets and financial liabilities approximate their fair values except as otherwise disclosed in the consolidated financial statements.

All financial instruments carried at fair value, or for which fair value is disclosed, are categorized into one of the following:
•Level 1 – quoted market prices in active markets for identical assets or liabilities at the measurement date.
•Level 2 – observable inputs other than quoted prices included within level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets or liabilities that are not active, or other inputs that are observable directly or indirectly.
•Level 3 – unobservable inputs for the assets and liabilities that reflect the reporting entity’s own assumptions and are not based on observable market data.
For financial instruments recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels of the hierarchy by reassessing categorizations at the end of each reporting period.

Derivatives
From time to time, the Company enters into foreign currency forward contracts to manage risk associated with net operating assets or liabilities denominated in foreign currencies. The Company also utilizes interest rate swaps to manage its exposure to fluctuations in interest rates and total return swaps to manage its exposure to fluctuations in the fair value of its common shares related to its cash-settled share-based payment arrangements. The Company’s policy prohibits the use of these derivatives for trading or speculative purposes.

Derivatives are recorded at fair value in the consolidated statements of financial position as either other assets or other liabilities. The fair values of the Company’s derivatives are based on third-party indicators and forecasts. Changes in the fair value of derivatives not designated as hedging instruments are recognized in the consolidated statements of income. Unrealized gains and losses for derivatives designated as hedging instruments in a cash flow hedge, to the extent they are effective, are recorded in other comprehensive income and subsequently reclassified to the consolidated statements of income when the hedged item affects earnings.

i)Impairment
The carrying amounts of the Company’s assets or groups of assets, other than deferred tax assets, are reviewed at each reporting date to determine whether there is an indication of impairment. An asset may be impaired if objective evidence of impairment exists because of one or more events that have occurred after the initial recognition of the asset (referred to as a “loss event”) and if that loss event has an impact on the estimated future cash flows of the asset. When an indication of impairment exists, or annual impairment testing for an asset is required, the asset’s recoverable amount is estimated.

Financial assets and contract assets
The Company recognizes a loss allowance for expected credit losses (ECLs) on financial assets and contract assets based on a 12-month ECL or lifetime ECL. The lifetime ECL (the simplified approach) is applied to trade and other receivables, unbilled receivables, contract assets, sublease receivables, and holdbacks. 12-month ECLs are recorded against all other financial assets, unless credit risk has significantly increased since initial recognition, then the ECL is measured at the lifetime ECL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive.

The loss allowance provision is based on the Company’s historical collection and loss experience and incorporates forward-looking factors, where appropriate.

When the carrying amount of financial assets or contract assets is reduced through an ECL allowance, the reduction is recognized in administrative and marketing expenses in the consolidated statements of income.

Non-financial assets
For non-financial assets such as property and equipment, lease assets, goodwill, intangible assets, and investments in joint ventures and associates, the recoverable amount is the higher of an asset’s or cash-generating unit’s (CGU’s) value in use or its fair value less costs of disposal. The results of these valuation techniques are corroborated by the market capitalization of comparable public companies and arm’s length transactions of comparable companies. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

For intangible assets, if indicators of impairment are present, the Company tests for impairment based on an estimate of discounted cash flows, using the higher of either the value in use or the fair value less costs of disposal method. This includes estimates of current and future contracts with clients, margins, market conditions, and the useful lives of the assets. The measurement of impairment loss is based on the amount that the carrying amount of an intangible asset exceeds its recoverable amount at the CGU level.

Goodwill is evaluated for impairment annually (as at October 1) or more frequently if circumstances indicate that an impairment may occur or if a significant acquisition occurs between the annual impairment test date and December 31. The Company considers the relationship between its market capitalization and its book value, as well as other factors, when reviewing for indicators of impairment. Goodwill is assessed for impairment based on the CGUs or group of CGUs to which the goodwill relates. Any potential goodwill impairment is identified by comparing the recoverable amount of a CGU or group of CGUs to its carrying value which includes the allocated goodwill. If the recoverable amount is less than its carrying value, an impairment loss is recognized.

The Company may need to test its goodwill for impairment between its annual test dates if market and economic conditions deteriorate or if volatility in the financial markets causes declines in the Company’s share price, increases the weighted average cost of capital, or changes valuation multiples or other inputs to its goodwill assessment. In addition, changes in the numerous variables associated with the judgments, assumptions, and estimates made by management in assessing the fair value could cause them to be impaired. Goodwill impairment charges are non-cash charges that could have a material adverse effect on the Company’s consolidated financial statements but in themselves do not have any adverse effect on its liquidity, cash flows from operating activities or debt covenants.

An impairment loss of goodwill is not reversed. For other assets, an impairment loss may be reversed if the estimates used to determine the recoverable amount have changed.
j)Revenue recognition
The Company generates revenue from contracts in which goods or services are typically provided over time. Revenue is measured based on the consideration the Company expects to be entitled to in exchange for providing goods and services, excluding amounts collected on behalf of third parties, such as duties and taxes collected from clients and remitted to government authorities.

While providing services, the Company incurs certain direct costs for subconsultants and other expenses that are recoverable directly from clients. The recoverable amounts of these direct costs are included in the Company’s gross revenue. Since these direct costs can vary significantly from contract to contract, changes in gross revenue may not be indicative of the Company’s revenue trends. Therefore, the Company also reports net revenue, which is gross revenue less subconsultants and other direct expenses. The Company assesses its revenue arrangements against specific criteria to determine whether it is acting as a principal or an agent. In general, the Company acts as a principal in its revenue arrangements because it retains control of the goods or services before they are provided to the customer.

Most of the Company’s contracts include a single performance obligation because the promise to transfer the individual goods or services is not separately identifiable from other promises in the contract and therefore is not distinct. The Company’s contracts may include multiple goods or services that are accounted for as separate performance obligations if they are distinct—if a good or service is separately identifiable from other items in the contract and if a customer can benefit from it. If a contract has multiple performance obligations, the consideration in the contract is allocated to each performance obligation based on the estimated stand-alone selling price.

The Company transfers control of the goods or services it provides to clients over time and therefore recognizes revenue progressively as the services are performed. Revenue from fixed-fee and variable-fee-with-ceiling contracts, including contracts in which the Company participates through joint arrangements, is recognized based on the percentage of completion method where the stage of completion is measured using costs incurred to date as a percentage of estimated costs for each contract. When the contract outcome cannot be measured reliably, revenue is recognized only to the extent that the expenses incurred are eligible to be recovered. Provisions for estimated losses on incomplete contracts are made in the period that the losses are determined. Revenue from time-and-material contracts without stated ceilings is recognized as costs are incurred based on the amount that the Company has a right to invoice.

The timing of revenue recognition, billings, and cash collections results in trade and other receivables, holdbacks, unbilled receivables, contract assets, and deferred revenue in the consolidated statements of financial position. Amounts are typically invoiced as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or when contractual milestones are achieved. Receivables represent amounts due from customers: trade and other receivables and holdbacks consist of invoiced amounts, and unbilled receivables consist of work in progress that has not yet been invoiced. Contract assets represent unbilled amounts where the right to payment is subject to more than the passage of time and includes performance-based incentives and services provided ahead of agreed contractual milestones. Contract assets are transferred to receivables when the right to consideration becomes unconditional. Deferred revenue represents amounts that have been invoiced but not yet recognized as revenue, including advance payments and billings in excess of revenue. Deferred revenue is recognized as revenue when (or as) the Company performs under the contract.

Revenue is adjusted for the effects of a significant financing component when the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. Holdbacks and advance payments are intended to provide protection against the failure of one party to adequately complete some or all of its obligations under the contract and do not typically result in a significant financing component.

k)Employee benefit plans
Defined benefit plans
The Company sponsors defined benefit pension plans covering certain full-time employees and past employees, primarily in the United Kingdom. Benefits are based on final compensation and years of service. Benefit costs are recognized over the periods that employees are expected to render services in return for those benefits.

The calculation of defined benefit obligations is performed at least annually by a qualified actuary, or more often as required due to plan amendments, curtailments, or settlements. Remeasurements, comprising actuarial gains and losses and the return on the plan assets (excluding interest), are recognized immediately in the consolidated statements of financial position with a corresponding debit or credit to other comprehensive income in the period they occur. When the calculation results in a potential asset, the recognized asset is limited to the economic benefits available in the form of any future refunds or of reductions in future contributions to the plan.

Past service costs are recognized in net income on the earlier of the date of the plan amendment or curtailment and the date that the Company recognizes related restructuring costs.

Defined contribution plans
The Company also contributes to group retirement savings plans and an employee share purchase plan. Certain plans are based on employee contribution amounts and subject to maximum limits per employee. The Company accounts for defined contributions as an expense in the period the contributions are made.
l)Taxes
Tax rates and tax laws used to compute the amounts are those enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income.

Current income tax
Income taxes payable are typically expected to be settled within twelve months of the year-end date. However, there may be instances where taxes are payable over a longer period. Portions due after a one-year period are classified as non-current and are not discounted.

Deferred tax
Deferred tax is determined using the liability method for temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences and the carryforward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carryforward of unused tax credits and unused tax losses can be utilized. Deferred taxes are not recognized for the initial recognition of goodwill; the initial recognition of assets or liabilities, outside of a business combination, that affect neither accounting nor taxable profit, and do not give rise to equal taxable and deductible temporary differences; the differences relating to investments in associates, subsidiaries, and interests in joint arrangements to the extent that the reversal can be controlled and it is probable that it will not reverse in the foreseeable future; and income taxes from the Organisation for Economic Cooperation and Developments (OECD) Pillar Two Rules as a result of the mandatory temporary exception adopted in IAS 12.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be used. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Current income tax and deferred tax relating to transactions that are recorded directly in equity or other comprehensive income are also recorded in equity or other comprehensive income.

Sales tax
The net amount of sales tax recoverable from or payable to a taxation authority is included as part of trade receivables or trade payables (as appropriate) in the consolidated statements of financial position.

m) Share-based payment transactions
Under the Company’s deferred share unit plan, the board of directors may receive deferred share units (DSUs), each of which is equal to one common share. Under the Company’s long-term incentive plan, certain members of the senior leadership teams are granted performance share units (PSUs) or restricted share units (RSUs) that vest and are settled after a three-year period. DSUs, PSUs, and RSUs are settled only in cash.

The cost of cash-settled transactions is measured initially at fair value at the grant date. For DSUs, this fair value is expensed on issuance with a corresponding liability recognized through other liabilities. For PSUs and RSUs, the fair value is expensed over the vesting period. These liabilities are remeasured to fair value at each reporting date, up to and including the settlement date, with changes in fair value recognized in administrative and marketing expenses.
n)Business combinations and goodwill
The cost of an acquisition is measured as the consideration transferred at fair value at the acquisition date. Any deferred or contingent consideration to be transferred by the Company is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in other income.

The consideration paid for acquisitions may be subject to price adjustment clauses included in the purchase agreements and may extend over a number of years. At each consolidated statement of financial position date, these price adjustment clauses are reviewed. This may result in an increase or decrease of deferred or contingent consideration (recorded as notes payable on the acquisition date) to reflect either more or less non-cash working capital than was originally recorded. Since these adjustments are a result of facts and circumstances occurring after the acquisition date, they are not considered measurement period adjustments.

For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each CGU or group of CGUs that is expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units. Each CGU or group of CGUs represents the lowest level at which management monitors the goodwill.